27 Benefits offered to team members (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of short-term benefits

The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by an employee in the past and the obligation can be reliably estimated.

	2020	2019	2018

Health care	197,683	181,466	162,338
Private pension	94,302	90,687	84,525
Transport	66,752	67,761	64,714
Feeding	38,400	35,677	33,537
Life insurance	9,875	7,997	5,964
Training	14,892	26,261	27,463
Other	14,117	12,164	12,307
	436,021	422,013	390,848

Schedule of defined benefit obligations
(i)	Amounts in statement of financial position

	2020	2019

Defined benefit
Novamont Braskem America	113,662	80,593
Braskem Idesa	17,243	11,408
Braskem Alemanha and Netherlands	239,955	153,564
	370,860	245,565
Health care
Bradesco saúde	217,089	224,852

Total obligations	587,949	470,417

Fair value of plan assets
Novamont Braskem America	(113,662)	(79,784)
Braskem Alemanha	(2,213)	(1,558)
	(115,875)	(81,342)

Consolidated net balance (non-current liabilities)	472,074	389,075

Schedule of changes in defined benefit obligations
(ii)	Change in obligations
	Consolidated
			2020			2019			2018
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Balance at beginning of year	224,852	245,487	470,339	90,679	183,609	274,288	83,233	156,957	240,190
Current service cost	4,678	12,486	17,164	2,698	8,233	10,931	1,398	5,842	7,240
Interest cost	17,097	6,482	23,579	8,663	6,133	14,796	8,293	4,906	13,199
Benefits paid	(5,949)	(7,409)	(13,358)	(5,817)	(4,677)	(10,494)	(2,669)	(3,845)	(6,514)
Change plan					8,068	8,068		1,391	1,391
Actuarial losses (gain)	(23,589)	25,803	2,214	128,629	38,437	167,066	424	(3,713)	(3,289)
Exchange variation		87,933	87,933		5,684	5,684		22,149	22,149
Balance at the end of the year	217,089	370,782	587,871	224,852	245,487	470,339	90,679	183,687	274,366

Schedule of changes in fair value plan assets
(iii)	Change in fair value plan assets
	2020	2019	2018

Balance at beginning of year	81,342	67,993	46,415
Actual return on plan assets	15,791	14,329	(3,200)
Employer contributions		285	20,544
Benefits paid	(4,973)	(3,966)	(3,712)
Exchange variation	23,715	2,701	7,868
Balance at the end of the year	115,875	81,342	67,915

Schedule of amounts recognized in profit and loss
(iv)	Amounts recognized in profit and loss
	Consolidated
			2020			2019			2018
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Current service cost	4,678	12,486	17,164	2,698	8,233	10,931	1,398	5,842	7,240
Interest cost	17,097	6,482	23,579	8,663	6,133	14,796	8,293	4,906	13,199
Actuarial losses		15,461	15,461		28,936	28,936		2,500	2,500
	21,775	34,429	56,204	11,361	43,302	54,663	9,691	13,248	22,939

Schedule of actuarial assumptions
(v)	Actuarial assumptions
														(%)
					2020					2019				2018
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Germany	Netherlands

Discount rate	3.99	2.60	7.25	0.70	0.70	3.60	3.35	7.25	2.00	2.00	5.03	4.45	2.00	2.00
Inflation rate	3.25	n/a	4.00	2.00	2.00	4.00	n/a	4.00	2.00	2.00	4.50	n/a	2.00	2.00
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	5.00	3.00	3.00	n/a	n/a	5.00	3.00	3.00	n/a	n/a	3.00	3.00
Rate of increase in future pension plan	n/a	n/a	n/a	1.75	1.75	n/a	n/a	n/a	1.75	1.75	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a
Duration	14.99	n/a	n/a	n/a	n/a	15.32	n/a	n/a	n/a	n/a	19.66	n/a	n/a	n/a

Schedule of sensitivity analysis
	Impact on the defined benefit obligation
	Premise change					Premise increase					Premise reduction
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands
Discount rate	1.0%	1.0%	1.0%	0.5%	0.5%	26,427	15,262	1,502	23,415	1,248	(32,925)	(13,210)	(1,796)	(27,317)	(1,446)
Real medical inflation	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	n/a	0.5%	0.5%	n/a	n/a	n/a	14,158	740	n/a	n/a	n/a	(13,353)	(698)
Rate of increase in future pension plan	1.0%	n/a	n/a	0.25%	0.25%	(5,335)	n/a	n/a	6,978	365	5,391	n/a	n/a	(6,772)	(354)
Life expectancy	1.0%	n/a	n/a	1 year	1 year	41,186	n/a	n/a	5,985	313	(32,503)	n/a	n/a	(6,247)	(327)
Mortality rate	n/a	10.0%	n/a	n/a	n/a	n/a	6,215	n/a	n/a	n/a	n/a	(1,662)	n/a	n/a	n/a

										Health insurance - Impact on cost of services and interests costs
										Premise change		Premise increase		Premise reduction
										Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
										services	costs	services	costs	services	costs
Discount rate										1.0%	1.0%	774	22	(1,017)	112
Life expectancy										1.0%	1.0%	654	3,035	(543)	(2,395)
Rate of increase in future pension plan										1.0%	1.0%	116	393	(120)	(397)